Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Joint Ventures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 2,239,087	$ 2,242,156	[1]	$ 2,703,131
Non-current Assets	10,664,572	10,522,930	[1]	10,788,433
Current Liabilities	2,473,336	2,251,458	[1]	3,185,331	[1]
Non-current Liabilities	4,880,816	5,168,326	[1]	4,878,371	[1]
Cash and cash equivalents	461,924	384,761	[1]	642,206		$ 1,022,613
Revenue	4,509,547	4,137,511		5,075,058
Finance costs	(330,272)	(246,450)		(294,160)
Foreign currency exchange gains (losses)	8,023	(23,027)		(1,020)
Depreciation and amortization expense	(387,430)	(313,083)		(301,699)
Income tax expense	(210,059)	(37,011)		(270,163)
Profit (loss)	584,899	202,432		809,627
Comprehensive income (Loss)	$ 653,357	$ 170,091		$ 534,339
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	50.00%	50.00%		50.00%
Current Assets	$ 2	$ 2		$ 3
Non-current Assets	1,107	1
Current Liabilities	147	730		32
Cash and cash equivalents	2	2		3
Revenue	(1,691)
Other fixed operating expenses		(699)		(17)
Profit (loss)	1,691	(699)		(17)
Comprehensive income (Loss)	$ 1,691	$ (699)		$ (17)

[1]	See Note 3.